DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
Subsequent to December 31, 2016, on March 31, 2017, Match Group sold its Non-dating business, which operated under the umbrella of The Princeton Review, to ST Unitas, a global education technology company. A loss on the sale of the business of $1.2 million, will be recognized for the year ended December 31, 2017.
The components of assets and liabilities of a business held for sale in the accompanying consolidated balance sheet at December 31, 2016 and 2015 consisted of the following:

	December 31, 2016	December 31, 2015
	(In thousands)
Accounts receivable, net	$8,677	$12,670
Other current assets	3,847	7,866
Property and equipment, net	6,774	7,467
Goodwill	74,396	74,395
Intangible assets, net	31,488	37,585
Other non-current assets	8,090	9,622
Total assets of a business held for sale	$133,272	$149,605

Accounts payable	$3,467	$2,034
Deferred revenue	22,886	24,900
Accrued expenses and other current liabilities	8,771	18,530
Other long-term liabilities	1,934	2,287
Total liabilities of a business held for sale	$37,058	$47,751
The key components of loss from discontinued operations for the years ended December 31, 2016, 2015 and 2014 consist of the following:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Revenue	$104,416	$110,726	$51,810
Operating costs and expenses	(114,057)	(130,151)	(76,968)
Operating loss	(9,641)	(19,425)	(25,158)
Other income (expense), net	11	105	(1,422)
Income tax benefit	3,302	6,644	9,848
Loss from discontinued operations	$(6,328)	$(12,676)	$(16,732)